Accounts Receivable	3 Months Ended
Mar. 31, 2022
Accounts Receivable
Accounts Receivable

5.Accounts Receivable

Accounts receivable includes reimbursement requests outstanding from the DOE awards and are recognized as eligible costs are incurred. At March 31, 2022 and December 31, 2021, accounts receivable are presented net of $10,237 of related deferred DOE cost share liabilities that have the right of offset. Reimbursement under the awards are included in Department of Energy Cost Share in the Statement of Operations.